Revision of Previously Reported Financial Information - Revision on the Consolidated Statement of Member's Equity: (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Net income (loss)	$ (52,116)	$ 1,511	$ (57,874)	$ (19,276)	$ (20,196)	$ 6,745
Total stockholders' equity	$ 1,269,513	$ 490,355	$ 1,269,513	$ 490,355	$ 490,023	505,553	$ 456,373
Revision of Prior Period, Error Correction [Member] | Previously Reported [Member]
Net income (loss)						7,189
Total stockholders' equity						505,997
Revision of Prior Period, Error Correction [Member] | Revision of Prior Period, Adjustment [Member]
Net income (loss)						(444)
Total stockholders' equity						$ (444)